Amended and Restated Condensed lnterim Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
OPERATING ACTIVITIES
Net Loss	$ (2,166,574)	$ (1,689,530)
Non-cash flow adjustments
Depreciation of property, plant and equipment	72,252	18,736
Depreciation of intangible assets	59,058	5,539
Depreciation of Right-of-use assets	52,941	43,598
Amortization of OID	101,991	237,733
Interest on overdue payables	11,147
Interest on lease liabilities	17,377	4,975
(Gain) loss on debt settlement	(189,901)	23,474
Accretion of convertible debentures	110,261	433,550
OID on convertible debenture	44,754	(1,705)
Interest on loan	207,306
Expected credit loss	(288,500)	(90,536)
Loan payable	354,913	31,232
Net change in working capital items
Trade and other receivables	(136,629)	(1,087,558)
Accrued revenues	119,374	(340,687)
tax credits receivable	(3,829)	(26,208)
Inventories	357,987	(547,582)
Prepaid expenses	(21,131)	(64,915)
Security deposits and deposits on purchase of goods	(71,448)	(240,465)
Trade and other payables	(777,305)	1,280,944
Customer advances	19,383	358,465
Net cash from operating activities	(2,126,571)	(1,650,940)
INVESTING ACTIVITIES
Purchase of property, plant and equipment	(700,370)	(67,995)
Purchase of intangible assets	(61,421)	(62,363)
Net cash used in investing activities	(761,791)	(130,358)
FINANCING ACTIVITIES
Lease liabilities		7,879
Repayment of lease liabilities	(74,389)	(52,454)
Proceeds (repayment of) loan payable	548,517	1,988,045
Net cash used in financing activities	474,128	1,943,470
Net decrease in cash	(2,414,234)	162,172
Cash, beginning of period	4,665,392	1,171,558
Foreign exchange in translation of foreign operations	(317,619)	(107,740)
Cash, end of period	1,933,539	1,225,990
Non-cash transactions
Non cash - Issue of common share	47,795
Non cash - Issue of warrants	4,803
Non-cash transactions	$ 52,598